DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) GWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GWh	Dec. 31, 2024 MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 294	$ 619
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,800	1,900
Interest Rate Swap and Forward Starting Swap Contracts [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	61,800	70,500
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	26,500	27,500
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(287)	236
Gains (losses) on hedges of net investments in foreign operations, net of tax	3,100	2,800
Derivative, Notional Amount	$ 63,725	63,064
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives	253,553,000		110,828	110,828,000
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ 85	(239)
Derivative, Notional Amount	88,249	97,961
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	386	500
Derivative, Notional Amount	$ 1,768	$ 1,936